TAX SITUATION, Income Tax Declarations Pending Examination by Oversees Tax Authorities (Details)	12 Months Ended
Dec. 31, 2023
Colombia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Period for taxpayers obliged to apply transfer prices and report tax losses	6 years
Banco de Credito de Bolivia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2015 2016 2017 2018 2019 2020 2021 2022 2023
Mibanco Colombia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2019 2020 2021 2022 2023
Credicorp Capital Colombia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2017 2018 2019 2020 2021 2022 2023